Discontinued Operations And Other Dispositions (Schedule Of Disposal Groups Including Discontinued Operations) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Property, plant and equipment, at cost	$ 169,527	$ 165,935
Less: accumulated depreciation	56,711	55,492
Net property, plant and equipment	(169,527)	(165,935)
Current assets	10,423	8,858
Regulatory assets	34,396	29,399
Goodwill	12,316	12,316
Other assets	2,287	2,483
Assets of discontinued operations held for sale	172,238	163,499
Long-term debt, excluding current portion	40,326	40,606
Current liabilities	7,088	4,039
Deferred income taxes and investment tax credits	23,570	22,407
Contributions in aid of construction	9,967	9,656
Other liabilities	33,928	26,891
Liabilities of discontinued operations held for sale	114,879	103,599
Net assets	57,359	59,900
Discontinued Operations [Member]
Net property, plant and equipment	$ 112,816	$ 110,443